EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 23, 2019	Aug. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Shares issued for purchase of vessels (in shares)		16,035,856	16,035,856	0	0
Dilutive shares included in calculation (in shares)			141,000
Antidilutive shares excluded from calculation (in shares)				1,317,000	1,170,000
Net income attributable to the Company			$ 139,972	$ (8,880)	$ (264,861)
Weighted average number of shares (in shares)			173,576,000	169,810,000	169,809,000
Dilutive effect of contingently returnable shares (in shares)			5,598,000	0	0
Dilutive effect of share options (in shares)			141,000	0	0
Denominator for diluted earnings per share (in shares)			179,315,000	169,810,000	169,809,000
Cash dividends per share declared (in dollars per share)			$ 0.1	$ 0	$ 0.3
Trafigura | Assets Under Sale and Purchase Agreement
Property, Plant and Equipment [Line Items]
Shares issued for purchase of vessels (in shares)	16,035,856
Shares issued for asset purchase, disposed from escrow account (in shares)			4,198,447
Shares issued for asset purchase, contingently returnable (in shares)			11,837,409